Share-based compensation - Black-Scholes-Merton option pricing model inputs (Detail)	12 Months Ended
	Dec. 31, 2023 € / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022
Share-based compensation [Line Items]
Risk free interest rate, share options granted	2.55%	2.55%
Expected volatility, share options granted			36.00%
Euro [Member]
Share-based compensation [Line Items]
Weighted average share price, share options granted	€ 22.16
Euro [Member] | Retention option plan [Member]
Share-based compensation [Line Items]
Weighted average share price, share options granted	18.24
Exercise price, share options granted	€ 22.16
Risk free interest rate, share options granted	2.37%	2.37%
Expected dividend as percentage, share options granted	4.45%	4.45%
Option life, share options granted	6	6
Expected volatility, share options granted	30.47%	30.47%
US Dollar [Member] | Retention option plan [Member]
Share-based compensation [Line Items]
Weighted average share price, share options granted | $ / shares		$ 21.12
Exercise price, share options granted | $ / shares		$ 24.42
Expected dividend as percentage, share options granted	4.45%	4.45%
Option life, share options granted	6	6
Expected volatility, share options granted	32.31%	32.31%
US Dollar [Member] | Option plans [Member]
Share-based compensation [Line Items]
Risk free interest rate, share options granted	3.50%	3.50%